Discontinued Operations - Gain on disposal of discontinued operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		¥ 400,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent
Disposal by sale | SEV related business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	¥ 60,000		¥ 60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	¥ 17,363